Taxes Payable	12 Months Ended
Dec. 31, 2020
Taxes Payable
Taxes Payable

9. Taxes Payable

The following is a summary of taxes payable as of December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000

VAT payable	18,127	16,818
Enterprise income taxes payable	13,458	232
Withholding individual income taxes for employees	2,628	1,466
Construction fee for cultural undertaking payable	911	—
Others	217	308
Total	35,341	18,824